TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Disclosure of income tax expense	The following table summarises the major components of income tax expense for the periods presented:

	30 June 2023	1 July 2022
	€ million	€ million
Current income tax:
Current income tax charge	278	228
Adjustment in respect of current income tax from prior periods	(9)	8
Total current tax	269	236
Deferred tax:
Relating to the origination and reversal of temporary differences	(2)	(4)
Adjustment in respect of deferred income tax from prior periods	(20)	(9)
Relating to changes in tax rates or the imposition of new taxes	—	—
Total deferred tax	(22)	(13)
Income tax charge per the consolidated income statement	247	223